Schedule of depreciation charge (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 273,180	$ 257,222
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	231,952	208,860
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	270	7,882
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 40,958	$ 40,480